Provision for Legal Claims (Tables)	12 Months Ended
Jun. 30, 2023
Provision for Legal Claims [Abstract]
Schedule of Probable Likelihood of Loss	Probable likelihood of loss
	Labor	Civil	Tax	Environ.	Total
At June 30, 2021	1,013	-	-	432	1,445
Additions	407	-	533	20	960
Monetary restatement	75	-	16	22	113
Reversal	(829)	-	(205)	(20)	(1,054)
Payments	(347)	-	-	-	(347)
At June 30, 2022	319	-	344	454	1,117
Additions	635	46	1,723	-	2,404
Monetary restatement	4	-	72	32	108
Reversal	(332)	-	-	-	(332)
Payments	(507)	(46)	(1,452)	-	(2,005)
At June 30, 2023	119	-	687	486	1,292

Schedule of Contingencies
	2023	2022
Civil	8,525	7,789
Tax	20,881	14,997
Labor	-	7
	29,406	22,793

Schedule of Judicial Deposits	Judicial deposits
	2023	2022
Labor	47	320
Tax	-	1,250
Environmental	504	485
Civil	176	160
	727	2,215